Income Taxes - Summary of Income Tax Benefit and Current Tax Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current tax
Current income tax credit	$ (240)	$ (986)
Deferred tax	7,187	10,398	$ 5,926
Total	6,947	9,412	5,926
Deferred tax
Total income tax benefit recognized in the Statement of Profit or Loss and Other Comprehensive Income	6,947	9,412	5,926
(b) Current tax receivable
Research and development tax incentive credit receivable	$ 7,187	$ 10,398	$ 5,926